BOSTON TRUST ASSET MANAGEMENT FUND (Prospectus Summary) | BOSTON TRUST ASSET MANAGEMENT FUND
Boston Trust Asset Management Fund
Investment Goals
The Boston Trust Asset Management Fund (formerly, Boston Trust Balanced Fund)
seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Asset Management Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BOSTON TRUST ASSET MANAGEMENT FUND
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BOSTON TRUST ASSET MANAGEMENT FUND
Management Fee		0.75%
Distribution (Rule 12b-1) Fees		none
Recoupment	[1]	0.03%
Other Operating Expenses	[2]	0.22%
Total Annual Fund Operating Expenses		1.00%
[1]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2013 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived or expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses.
[2]	Other Expenses have been restated to reflect current fees.

Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
BOSTON TRUST ASSET MANAGEMENT FUND	102	318	552	1,225

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 18.70%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in stocks, bonds and money market instruments, with at least
25% of the Fund's assets invested in fixed-income securities, such as U.S.
government and agency securities, corporate bonds and money market funds, and at most 75% of the Fund's assets invested in a diversified portfolio of domestic equity securities, such as common and preferred stock. The Fund invests at least
25% of its assets in equity securities at all times. The Fund may invest in companies of any size, but generally focuses on large capitalization companies.
The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser's assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. "Assets"
means net assets, plus the amount of borrowing for investment purposes.
Shareholders will be given 60 days' advance notice of any change to this policy.
The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade.
Principal Investment Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or
Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund's shares, can fluctuate -- at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk: Interest rate risk refers to the risk that the value of the
Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. Non-investment grade corporate debt securities are commonly referred to as "junk bonds" and may be regarded as speculative.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in "emerging markets."

Government Risk: The U.S.government's guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund's shares are guaranteed or that the price of the Funds' shares will not fluctuate.
Performance
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.
Average Total Returns (Years ended December 31)

Best quarter: Worst quarter: Q3 2009 Q4 2008 8.56%; (9.61)% For the period January 1, 2012 through June 30, 2012, the aggregate (non-annualized) total return for the Fund was 6.10%.
Average Annual Total Returns (as of December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
BOSTON TRUST ASSET MANAGEMENT FUND	Before Taxes	3.61%	4.13%	5.38%
BOSTON TRUST ASSET MANAGEMENT FUND After Taxes on Distributions	After Taxes on Distributions	3.39%	3.59%	4.72%
BOSTON TRUST ASSET MANAGEMENT FUND After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	2.64%	3.40%	4.44%
BOSTON TRUST ASSET MANAGEMENT FUND S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
BOSTON TRUST ASSET MANAGEMENT FUND Barclays U.S. Government/Credit Bond Index	Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.74%	6.55%	5.85%
BOSTON TRUST ASSET MANAGEMENT FUND Citigroup 90-Day U.S.Treasury Bill	Citigroup 90-Day U.S.Treasury Bill (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.85%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").